Other intangible assets (Details 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other intangible assets
Gross carrying amount	SFr 61	SFr 51
Accumulated amortization	(35)	(20)
Net carrying amount	26	31
Non-amortizing other intangible assets	250	206
Other intangible assets (mortgage servicing rights), at fair value	224	180
Total other intangible assets, net	276	237
Aggregate amortization expenses and impairment losses
Aggregate amortization	8	6	SFr 5
Impairment	0	2	5
Estimated amortization expenses
In the next 12 months	4
Year two	3
Year three	3
Year four	2
Year five	2
Tradenames / trademarks
Other intangible assets
Gross carrying amount	25	24
Accumulated amortization	(25)	(24)
Net carrying amount	0	0
Client relationships
Other intangible assets
Gross carrying amount	31	30
Accumulated amortization	(7)	0
Net carrying amount	24	30
Other
Other intangible assets
Gross carrying amount	5	(3)
Accumulated amortization	(3)	4
Net carrying amount	2	1
Total other intangible assets, gross	311	257
Bank
Other intangible assets
Gross carrying amount	61	51
Accumulated amortization	(35)	(21)
Net carrying amount	26	30
Non-amortizing other intangible assets	250	207
Other intangible assets (mortgage servicing rights), at fair value	224	180
Total other intangible assets, net	276	237
Aggregate amortization expenses and impairment losses
Aggregate amortization	8	6	5
Impairment	0	2	SFr 5
Estimated amortization expenses
In the next 12 months	4
Year two	3
Year three	3
Year four	2
Year five	2
Bank | Tradenames / trademarks
Other intangible assets
Gross carrying amount	25	24
Accumulated amortization	(25)	(24)
Net carrying amount	0	0
Bank | Client relationships
Other intangible assets
Gross carrying amount	31	30
Accumulated amortization	(7)	0
Net carrying amount	24	30
Bank | Other
Other intangible assets
Gross carrying amount	5	(3)
Accumulated amortization	(3)	3
Net carrying amount	2	0
Total other intangible assets, gross	SFr 311	SFr 258